Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 01, 2023
Related Parties (Details) [Line Items]
Interest of convertible notes payable		$ 59,559
Related party offset balance	$ 60,351
Related Party [Member]
Related Parties (Details) [Line Items]
Related party offset balance	$ 27,253